INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Subsidiaries Text Block Abstract
Schedule of significant subsidiaries
			Ownership
			As of	As of
	Country of	Functional	December 31,	December 31,
Name of significant subsidiary	incorporation	currency	2022	2021
			%	%
Latam Airlines Perú S.A.	Peru	US$	99.81000	99.81000
Lan Cargo S.A.	Chile	US$	99.89810	99.89810
Lan Argentina S.A.	Argentina	ARS	100.00000	100.00000
Transporte Aéreo S.A.	Chile	US$	100.00000	100.00000
Latam Airlines Ecuador S.A.	Ecuador	US$	100.00000	100.00000
Aerovías de Integración Regional, AIRES S.A.	Colombia	COP	99.21764	99.20120
TAM S.A.	Brazil	BRL	100.00000	100.00000

Schedule of financial information of significant subsidiaries
	Statement of financial position as of December 31, 2022						Income for the period ended December 31, 2022
	Total	Current	Non-current	Total	Current	Non-current		Net
Name of significant subsidiary	Assets	Assets	Assets	Liabilities	Liabilities	Liabilities	Revenue	Income/(loss)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	335,773	305,288	30,485	281,178	276,875	4,303	1,257,865	(12,726)
Lan Cargo S.A.	394,378	144,854	249,524	212,094	165,297	46,797	333,054	(1,230)
Lan Argentina S.A.	178,881	175,130	3,751	176,707	111,306	65,401	3,108	(450,755)
Transporte Aéreo S.A.	283,166	47,238	235,928	177,109	145,446	31,663	320,187	(36,190)
Latam Airlines Ecuador S.A.	110,821	107,313	3,508	93,975	82,687	11,288	134,622	1,519
Aerovías de Integración Regional, AIRES S.A.	112,501	109,076	3,425	213,941	211,679	2,262	394,430	(122,199)
TAM S.A. (*)	3,497,848	1,998,284	1,499,564	4,231,547	3,302,692	928,855	4,255,115	(69,932)

	Statement of financial position as of December 31, 2021						Income for the period ended December 31, 2021
	Total	Current	Non-current	Total	Current	Non-current		Net
Name of significant subsidiary	Assets	Assets	Assets	Liabilities	Liabilities	Liabilities	Revenue	Income/(loss)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	484,388	454,266	30,122	417,067	414,997	2,070	584,929	(109,390)
Lan Cargo S.A.	721,484	452,981	268,503	537,180	488,535	48,645	215,811	1,590
Lan Argentina S.A.	162,995	158,008	4,987	119,700	98,316	21,384	242	(200,315)
Transporte Aéreo S.A.	471,094	184,235	286,859	327,955	275,246	52,709	203,411	(56,135)
Latam Airlines Ecuador S.A.	112,437	108,851	3,586	97,111	80,861	16,250	68,762	(5,596)
Aerovías de Integración Regional, AIRES S.A.	70,490	67,809	2,681	87,749	75,621	12,128	239,988	(19,810)
TAM S.A. (*)	2,608,859	1,262,825	1,346,034	3,257,148	2,410,426	846,722	2,003,922	(741,791)

(*)	Corresponds to consolidated information of TAM S.A. and subsidiaries

Schedule of non-controlling interest
			As of	As of	As of	As of
		Country	December 31,	December 31,	December 31,	December 31,
Equity	Tax No.	of origin	2022	2021	2022	2021
			%	%	ThUS$	ThUS$
Latam Airlines Perú S.A	Foreign	Peru	0.19000	0.19000	(12,392)	(13,035)
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	(1,638)	2,481
Lan Pax Airlines Group S.A. y Filiales	96.969.680-0	Chile	0.00000	0.00000	1,691	(149)
Linea Aérea Carguera de Colombiana S.A.	Foreign	Colombia	9.54000	9.54000	129	(422)
Transportes Aereos del Mercosur S.A.	Foreign	Paraguay	5.02000	5.02000	653	769
Total					(11,557)	(10,356)

				For the year ended			For the year ended
		Country		December 31,			December 31,
Incomes	Tax No.	of origin	2022	2021	2020	2022	2021	2020
			%	%	%	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A	Foreign	Peru	0.19000	0.19000	0.19000	643	(5,553)	(8,102)
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	0.10196	(4,118)	(1,771)	(121)
Lan Pax Airlines Group S.A. y Filiales	96.969.680-0	Chile	-	-	0.10196	967	(182)	431
Linea Aérea Carguera de Colombiana S.A.	Foreign	Colombia	9.54000	9.54000	9.54000	551	1,788	(943)
Transportes Aereos del Mercosur S.A.	Foreign	Paraguay	5.02000	0.79880	5.02000	(116)	67	(913)
Total						(2,073)	(5,651)	(9,648)